Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000092798
Shareholder Report [Line Items]
Fund Name	Adjustable Rate Government Fund
Class Name	Administrator Class
Trading Symbol	ESADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adjustable Rate Government Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 190,075,520
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 213,980
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$190,075,520
# of portfolio holdings	503
Portfolio turnover rate	0%
Total advisory fees paid	$213,980

Holdings [Text Block]

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	90.0
U.S. Treasury securities	6.0
Non-agency mortgage-backed securities	1.3
Asset-backed securities	1.2
Yankee government bonds	0.8
Corporate bonds and notes	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.50%, 9-30-2026	3.1
U.S. Treasury Notes, 4.13%, 10-31-2026	2.3
GNMA Series 2021-H14 Class FA, 4.65%, 4-20-2070	1.7
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.47%, 5-25-2051	1.7
FNMA Series 2002-66 Class A3, 4.51%, 4-25-2042	1.5
GNMA Series 2019-H10 Class FB, 5.04%, 6-20-2069	1.4
FNMA Series 2017-45 Class FA, 4.97%, 6-25-2047	1.2
GNMA Series 2020-H19 Class FB, 4.89%, 11-20-2070	1.2
FNMA, 2.39%, 8-1-2050	1.1
FNMA Series 2020-10 Class Q, 3.00%, 3-25-2050	1.1

C000089445
Shareholder Report [Line Items]
Fund Name	Adjustable Rate Government Fund
Class Name	Class A
Trading Symbol	ESAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adjustable Rate Government Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$37	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 190,075,520
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 213,980
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$190,075,520
# of portfolio holdings	503
Portfolio turnover rate	0%
Total advisory fees paid	$213,980

Holdings [Text Block]

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	90.0
U.S. Treasury securities	6.0
Non-agency mortgage-backed securities	1.3
Asset-backed securities	1.2
Yankee government bonds	0.8
Corporate bonds and notes	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.50%, 9-30-2026	3.1
U.S. Treasury Notes, 4.13%, 10-31-2026	2.3
GNMA Series 2021-H14 Class FA, 4.65%, 4-20-2070	1.7
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.47%, 5-25-2051	1.7
FNMA Series 2002-66 Class A3, 4.51%, 4-25-2042	1.5
GNMA Series 2019-H10 Class FB, 5.04%, 6-20-2069	1.4
FNMA Series 2017-45 Class FA, 4.97%, 6-25-2047	1.2
GNMA Series 2020-H19 Class FB, 4.89%, 11-20-2070	1.2
FNMA, 2.39%, 8-1-2050	1.1
FNMA Series 2020-10 Class Q, 3.00%, 3-25-2050	1.1

C000089447
Shareholder Report [Line Items]
Fund Name	Adjustable Rate Government Fund
Class Name	Class C
Trading Symbol	ESACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adjustable Rate Government Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$75	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%
AssetsNet	$ 190,075,520
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 213,980
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$190,075,520
# of portfolio holdings	503
Portfolio turnover rate	0%
Total advisory fees paid	$213,980

Holdings [Text Block]

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	90.0
U.S. Treasury securities	6.0
Non-agency mortgage-backed securities	1.3
Asset-backed securities	1.2
Yankee government bonds	0.8
Corporate bonds and notes	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.50%, 9-30-2026	3.1
U.S. Treasury Notes, 4.13%, 10-31-2026	2.3
GNMA Series 2021-H14 Class FA, 4.65%, 4-20-2070	1.7
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.47%, 5-25-2051	1.7
FNMA Series 2002-66 Class A3, 4.51%, 4-25-2042	1.5
GNMA Series 2019-H10 Class FB, 5.04%, 6-20-2069	1.4
FNMA Series 2017-45 Class FA, 4.97%, 6-25-2047	1.2
GNMA Series 2020-H19 Class FB, 4.89%, 11-20-2070	1.2
FNMA, 2.39%, 8-1-2050	1.1
FNMA Series 2020-10 Class Q, 3.00%, 3-25-2050	1.1

C000089448
Shareholder Report [Line Items]
Fund Name	Adjustable Rate Government Fund
Class Name	Institutional Class
Trading Symbol	EKIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adjustable Rate Government Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$23	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 190,075,520
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 213,980
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$190,075,520
# of portfolio holdings	503
Portfolio turnover rate	0%
Total advisory fees paid	$213,980

Holdings [Text Block]

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	90.0
U.S. Treasury securities	6.0
Non-agency mortgage-backed securities	1.3
Asset-backed securities	1.2
Yankee government bonds	0.8
Corporate bonds and notes	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.50%, 9-30-2026	3.1
U.S. Treasury Notes, 4.13%, 10-31-2026	2.3
GNMA Series 2021-H14 Class FA, 4.65%, 4-20-2070	1.7
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.47%, 5-25-2051	1.7
FNMA Series 2002-66 Class A3, 4.51%, 4-25-2042	1.5
GNMA Series 2019-H10 Class FB, 5.04%, 6-20-2069	1.4
FNMA Series 2017-45 Class FA, 4.97%, 6-25-2047	1.2
GNMA Series 2020-H19 Class FB, 4.89%, 11-20-2070	1.2
FNMA, 2.39%, 8-1-2050	1.1
FNMA Series 2020-10 Class Q, 3.00%, 3-25-2050	1.1

C000092792
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Administrator Class
Trading Symbol	WIPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 9,338,590,017
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 10,909,091
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

C000020358
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class A
Trading Symbol	STYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 9,338,590,017
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 10,909,091
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

C000020360
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class C
Trading Symbol	WFIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$71	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%
AssetsNet	$ 9,338,590,017
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 10,909,091
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

C000176628
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	STYJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 9,338,590,017
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 10,909,091
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

C000064985
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Institutional Class
Trading Symbol	WIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$17	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 9,338,590,017
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 10,909,091
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$9,338,590,017
# of portfolio holdings	863
Portfolio turnover rate	83%
Total advisory fees paid	$10,909,091

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.8
Corporate bonds and notes	19.6
U.S. Treasury securities	15.4
Asset-backed securities	10.3
Yankee corporate bonds and notes	8.4
Non-agency mortgage-backed securities	5.9
Foreign corporate bonds and notes	4.2
Foreign government bonds	2.9
Yankee government bonds	1.2
Loans	0.2
Investment companies	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	2.3
GNMA, 6.00%, 3-15-2025	1.7
GNMA, 5.00%, 11-20-2054	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.5
U.S. Treasury Notes, 4.25%, 11-15-2034	1.4
U.S. Treasury Notes, 4.13%, 10-31-2029	1.4
FNMA, 6.00%, 3-15-2055	1.3
U.S. Treasury Bonds, 4.63%, 5-15-2044	1.2
FNMA, 2.00%, 10-1-2051	1.1
FHLMC, 2.50%, 6-1-2051	1.0

C000222758
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Shares - Series CP
Trading Symbol	WFCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series CP for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	1-866-701-2575
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series CP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 715,294,210
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$715,294,210
# of portfolio holdings	501
Portfolio turnover rate	131%
Total advisory fees paid	$0

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	9.1
AA/Aa	37.6
A/A	8.8
BBB/Baa	19.0
BB/Ba	10.4
B/B	4.5
CCC/Caa and below	0.1
Not rated	10.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

0-1 year	2.9
1-3 years	20.7
3-5 years	37.0
5-10 years	27.7
10-20 years	2.1
20-30 years	8.1
30+ years	1.5

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
C000020348
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Administrator Class
Trading Symbol	WGSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 386,721,180
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 799,564
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$386,721,180
# of portfolio holdings	294
Portfolio turnover rate	31%
Total advisory fees paid	$799,564

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	77.3
U.S. Treasury securities	14.5
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2-1-2052	7.8
U.S. Treasury Notes, 4.25%, 1-31-2030	3.7
FHLMC, 2.50%, 6-1-2051	2.5
U.S. Treasury Notes, 4.25%, 1-31-2026	2.5
GNMA, 2.50%, 4-20-2052	2.1
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.0
GNMA, 2.00%, 3-20-2052	1.9
FHLMC, 0.00%, 7-15-2032	1.8
FHLMC, 2.50%, 11-1-2051	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.6

C000020349
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Class A
Trading Symbol	SGVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 386,721,180
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 799,564
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$386,721,180
# of portfolio holdings	294
Portfolio turnover rate	31%
Total advisory fees paid	$799,564

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	77.3
U.S. Treasury securities	14.5
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2-1-2052	7.8
U.S. Treasury Notes, 4.25%, 1-31-2030	3.7
FHLMC, 2.50%, 6-1-2051	2.5
U.S. Treasury Notes, 4.25%, 1-31-2026	2.5
GNMA, 2.50%, 4-20-2052	2.1
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.0
GNMA, 2.00%, 3-20-2052	1.9
FHLMC, 0.00%, 7-15-2032	1.8
FHLMC, 2.50%, 11-1-2051	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.6

C000020347
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Class C
Trading Symbol	WGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%
AssetsNet	$ 386,721,180
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 799,564
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$386,721,180
# of portfolio holdings	294
Portfolio turnover rate	31%
Total advisory fees paid	$799,564

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	77.3
U.S. Treasury securities	14.5
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2-1-2052	7.8
U.S. Treasury Notes, 4.25%, 1-31-2030	3.7
FHLMC, 2.50%, 6-1-2051	2.5
U.S. Treasury Notes, 4.25%, 1-31-2026	2.5
GNMA, 2.50%, 4-20-2052	2.1
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.0
GNMA, 2.00%, 3-20-2052	1.9
FHLMC, 0.00%, 7-15-2032	1.8
FHLMC, 2.50%, 11-1-2051	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.6

C000020350
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Institutional Class
Trading Symbol	SGVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 386,721,180
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 799,564
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$386,721,180
# of portfolio holdings	294
Portfolio turnover rate	31%
Total advisory fees paid	$799,564

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	77.3
U.S. Treasury securities	14.5
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2-1-2052	7.8
U.S. Treasury Notes, 4.25%, 1-31-2030	3.7
FHLMC, 2.50%, 6-1-2051	2.5
U.S. Treasury Notes, 4.25%, 1-31-2026	2.5
GNMA, 2.50%, 4-20-2052	2.1
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.0
GNMA, 2.00%, 3-20-2052	1.9
FHLMC, 0.00%, 7-15-2032	1.8
FHLMC, 2.50%, 11-1-2051	1.7
U.S. Treasury Bonds, 4.63%, 5-15-2054	1.6

C000089487
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Administrator Class
Trading Symbol	EKHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 275,882,584
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 596,169
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$275,882,584
# of portfolio holdings	287
Portfolio turnover rate	33%
Total advisory fees paid	$596,169

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	2.9
BB/Ba	48.1
B/B	35.7
CCC/Caa and below	12.9
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5-1-2026	1.2
Enviva Equity	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8-15-2030	1.0
Iron Mountain, Inc., 4.50%, 2-15-2031	0.9
Cinemark USA, Inc., 7.00%, 8-1-2032	0.9
CommScope, Inc., 9.57%, 12-17-2029	0.8
DaVita, Inc., 6.88%, 9-1-2032	0.8
CoreCivic, Inc., 8.25%, 4-15-2029	0.8
Bristow Group, Inc., 6.88%, 3-1-2028	0.8
TransDigm, Inc., 6.63%, 3-1-2032	0.8

C000089484
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class A
Trading Symbol	EKHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$46	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 275,882,584
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 596,169
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$275,882,584
# of portfolio holdings	287
Portfolio turnover rate	33%
Total advisory fees paid	$596,169

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	2.9
BB/Ba	48.1
B/B	35.7
CCC/Caa and below	12.9
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5-1-2026	1.2
Enviva Equity	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8-15-2030	1.0
Iron Mountain, Inc., 4.50%, 2-15-2031	0.9
Cinemark USA, Inc., 7.00%, 8-1-2032	0.9
CommScope, Inc., 9.57%, 12-17-2029	0.8
DaVita, Inc., 6.88%, 9-1-2032	0.8
CoreCivic, Inc., 8.25%, 4-15-2029	0.8
Bristow Group, Inc., 6.88%, 3-1-2028	0.8
TransDigm, Inc., 6.63%, 3-1-2032	0.8

C000089486
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class C
Trading Symbol	EKHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$84	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.67%
AssetsNet	$ 275,882,584
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 596,169
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$275,882,584
# of portfolio holdings	287
Portfolio turnover rate	33%
Total advisory fees paid	$596,169

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	2.9
BB/Ba	48.1
B/B	35.7
CCC/Caa and below	12.9
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5-1-2026	1.2
Enviva Equity	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8-15-2030	1.0
Iron Mountain, Inc., 4.50%, 2-15-2031	0.9
Cinemark USA, Inc., 7.00%, 8-1-2032	0.9
CommScope, Inc., 9.57%, 12-17-2029	0.8
DaVita, Inc., 6.88%, 9-1-2032	0.8
CoreCivic, Inc., 8.25%, 4-15-2029	0.8
Bristow Group, Inc., 6.88%, 3-1-2028	0.8
TransDigm, Inc., 6.63%, 3-1-2032	0.8

C000150669
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	EKHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 275,882,584
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 596,169
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$275,882,584
# of portfolio holdings	287
Portfolio turnover rate	33%
Total advisory fees paid	$596,169

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	2.9
BB/Ba	48.1
B/B	35.7
CCC/Caa and below	12.9
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5-1-2026	1.2
Enviva Equity	1.1
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8-15-2030	1.0
Iron Mountain, Inc., 4.50%, 2-15-2031	0.9
Cinemark USA, Inc., 7.00%, 8-1-2032	0.9
CommScope, Inc., 9.57%, 12-17-2029	0.8
DaVita, Inc., 6.88%, 9-1-2032	0.8
CoreCivic, Inc., 8.25%, 4-15-2029	0.8
Bristow Group, Inc., 6.88%, 3-1-2028	0.8
TransDigm, Inc., 6.63%, 3-1-2032	0.8

C000020365
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Administrator Class
Trading Symbol	MNSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 201,501,366
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 232,453
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

C000020362
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class A
Trading Symbol	MSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 201,501,366
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 232,453
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

C000020364
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class C
Trading Symbol	MSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%
AssetsNet	$ 201,501,366
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 232,453
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

C000120079
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class R6
Trading Symbol	MSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 201,501,366
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 232,453
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

C000020361
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Institutional Class
Trading Symbol	WSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 201,501,366
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 232,453
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$201,501,366
# of portfolio holdings	71
Portfolio turnover rate	94%
Total advisory fees paid	$232,453

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	69.1
U.S. Treasury securities	22.8
Asset-backed securities	6.6
Non-agency mortgage-backed securities	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-15-2028	8.5
FNMA, 3.43%, 7-1-2049	7.5
U.S. Treasury Notes, 4.13%, 1-31-2027	7.1
FHLMC, 3.01%, 11-1-2048	4.9
U.S. Treasury Notes, 4.25%, 2-15-2028	3.3
FNMA Series 2018-1 Class FB, 4.72%, 2-25-2048	3.1
FHLMC, 3.16%, 7-1-2050	3.1
FNMA Series 2012-9 Class CF, 4.92%, 2-25-2042	3.1
FNMA Series 2011-47 Class GF, 5.04%, 6-25-2041	2.9
U.S. Treasury Notes, 3.50%, 9-30-2026	2.8

C000020381
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class A
Trading Symbol	SSTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 733,524,626
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 572,826
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$733,524,626
# of portfolio holdings	362
Portfolio turnover rate	98%
Total advisory fees paid	$572,826

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.0
Asset-backed securities	16.3
U.S. Treasury securities	14.0
Non-agency mortgage-backed securities	11.8
Yankee corporate bonds and notes	11.5
Agency securities	10.8
Foreign corporate bonds and notes	2.7
Foreign government bonds	1.6
Yankee government bonds	1.4
Investment companies	0.8
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 12-31-2026	5.9
U.S. Treasury Notes, 4.38%, 7-31-2026	4.2
GNMA, 6.50%, 3-15-2055	4.1
U.S. Treasury Notes, 3.75%, 8-15-2027	2.7
GNMA, 6.00%, 3-15-2055	1.7
GNMA, 5.50%, 6-20-2054	1.3
U.S. Treasury Notes, 0.38%, 12-31-2025	1.0
FNMA, 6.50%, 3-15-2055	0.9
GNMA, 5.50%, 8-20-2054	0.8
GNMA, 5.00%, 11-20-2054	0.8

C000064987
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class C
Trading Symbol	WFSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$68	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
AssetsNet	$ 733,524,626
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 572,826
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$733,524,626
# of portfolio holdings	362
Portfolio turnover rate	98%
Total advisory fees paid	$572,826

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.0
Asset-backed securities	16.3
U.S. Treasury securities	14.0
Non-agency mortgage-backed securities	11.8
Yankee corporate bonds and notes	11.5
Agency securities	10.8
Foreign corporate bonds and notes	2.7
Foreign government bonds	1.6
Yankee government bonds	1.4
Investment companies	0.8
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 12-31-2026	5.9
U.S. Treasury Notes, 4.38%, 7-31-2026	4.2
GNMA, 6.50%, 3-15-2055	4.1
U.S. Treasury Notes, 3.75%, 8-15-2027	2.7
GNMA, 6.00%, 3-15-2055	1.7
GNMA, 5.50%, 6-20-2054	1.3
U.S. Treasury Notes, 0.38%, 12-31-2025	1.0
FNMA, 6.50%, 3-15-2055	0.9
GNMA, 5.50%, 8-20-2054	0.8
GNMA, 5.00%, 11-20-2054	0.8

C000205248
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class R6
Trading Symbol	SSTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 733,524,626
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 572,826
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$733,524,626
# of portfolio holdings	362
Portfolio turnover rate	98%
Total advisory fees paid	$572,826

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.0
Asset-backed securities	16.3
U.S. Treasury securities	14.0
Non-agency mortgage-backed securities	11.8
Yankee corporate bonds and notes	11.5
Agency securities	10.8
Foreign corporate bonds and notes	2.7
Foreign government bonds	1.6
Yankee government bonds	1.4
Investment companies	0.8
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 12-31-2026	5.9
U.S. Treasury Notes, 4.38%, 7-31-2026	4.2
GNMA, 6.50%, 3-15-2055	4.1
U.S. Treasury Notes, 3.75%, 8-15-2027	2.7
GNMA, 6.00%, 3-15-2055	1.7
GNMA, 5.50%, 6-20-2054	1.3
U.S. Treasury Notes, 0.38%, 12-31-2025	1.0
FNMA, 6.50%, 3-15-2055	0.9
GNMA, 5.50%, 8-20-2054	0.8
GNMA, 5.00%, 11-20-2054	0.8

C000020382
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Institutional Class
Trading Symbol	SSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 733,524,626
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 572,826
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$733,524,626
# of portfolio holdings	362
Portfolio turnover rate	98%
Total advisory fees paid	$572,826

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.0
Asset-backed securities	16.3
U.S. Treasury securities	14.0
Non-agency mortgage-backed securities	11.8
Yankee corporate bonds and notes	11.5
Agency securities	10.8
Foreign corporate bonds and notes	2.7
Foreign government bonds	1.6
Yankee government bonds	1.4
Investment companies	0.8
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 12-31-2026	5.9
U.S. Treasury Notes, 4.38%, 7-31-2026	4.2
GNMA, 6.50%, 3-15-2055	4.1
U.S. Treasury Notes, 3.75%, 8-15-2027	2.7
GNMA, 6.00%, 3-15-2055	1.7
GNMA, 5.50%, 6-20-2054	1.3
U.S. Treasury Notes, 0.38%, 12-31-2025	1.0
FNMA, 6.50%, 3-15-2055	0.9
GNMA, 5.50%, 8-20-2054	0.8
GNMA, 5.00%, 11-20-2054	0.8

C000092793
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Administrator Class
Trading Symbol	WDHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,179,519,251
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 3,924,883
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$2,179,519,251
# of portfolio holdings	200
Portfolio turnover rate	14%
Total advisory fees paid	$3,924,883

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.4
Churchill Downs, Inc., 5.50%, 4-1-2027	1.3
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5-1-2028	1.3
Emera, Inc. Series 16-A, 6.75%, 6-15-2076	1.3
SS&C Technologies, Inc., 5.50%, 9-30-2027	1.3
GEO Group, Inc., 8.63%, 4-15-2029	1.2
TransDigm, Inc., 6.38%, 3-1-2029	1.2
Hess Midstream Operations LP, 5.88%, 3-1-2028	1.2
Kinetik Holdings LP, 6.63%, 12-15-2028	1.2

Material Fund Change [Text Block]
C000020384
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Class A
Trading Symbol	SSTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,179,519,251
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 3,924,883
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$2,179,519,251
# of portfolio holdings	200
Portfolio turnover rate	14%
Total advisory fees paid	$3,924,883

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.4
Churchill Downs, Inc., 5.50%, 4-1-2027	1.3
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5-1-2028	1.3
Emera, Inc. Series 16-A, 6.75%, 6-15-2076	1.3
SS&C Technologies, Inc., 5.50%, 9-30-2027	1.3
GEO Group, Inc., 8.63%, 4-15-2029	1.2
TransDigm, Inc., 6.38%, 3-1-2029	1.2
Hess Midstream Operations LP, 5.88%, 3-1-2028	1.2
Kinetik Holdings LP, 6.63%, 12-15-2028	1.2

Material Fund Change [Text Block]
C000064988
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Class C
Trading Symbol	WFHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
AssetsNet	$ 2,179,519,251
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 3,924,883
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$2,179,519,251
# of portfolio holdings	200
Portfolio turnover rate	14%
Total advisory fees paid	$3,924,883

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.4
Churchill Downs, Inc., 5.50%, 4-1-2027	1.3
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5-1-2028	1.3
Emera, Inc. Series 16-A, 6.75%, 6-15-2076	1.3
SS&C Technologies, Inc., 5.50%, 9-30-2027	1.3
GEO Group, Inc., 8.63%, 4-15-2029	1.2
TransDigm, Inc., 6.38%, 3-1-2029	1.2
Hess Midstream Operations LP, 5.88%, 3-1-2028	1.2
Kinetik Holdings LP, 6.63%, 12-15-2028	1.2

Material Fund Change [Text Block]
C000123105
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Institutional Class
Trading Symbol	STYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 2,179,519,251
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 3,924,883
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$2,179,519,251
# of portfolio holdings	200
Portfolio turnover rate	14%
Total advisory fees paid	$3,924,883

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.4
Churchill Downs, Inc., 5.50%, 4-1-2027	1.3
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5-1-2028	1.3
Emera, Inc. Series 16-A, 6.75%, 6-15-2076	1.3
SS&C Technologies, Inc., 5.50%, 9-30-2027	1.3
GEO Group, Inc., 8.63%, 4-15-2029	1.2
TransDigm, Inc., 6.38%, 3-1-2029	1.2
Hess Midstream Operations LP, 5.88%, 3-1-2028	1.2
Kinetik Holdings LP, 6.63%, 12-15-2028	1.2

Material Fund Change [Text Block]
C000020394
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Administrator Class
Trading Symbol	WUSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,212,540,840
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 797,957
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

C000020395
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class A
Trading Symbol	SADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,212,540,840
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 797,957
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

C000220297
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class A2
Trading Symbol	WUSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,212,540,840
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 797,957
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

C000064989
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class C
Trading Symbol	WUSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,212,540,840
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 797,957
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1

C000020396
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Institutional Class
Trading Symbol	SADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,212,540,840
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 797,957
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,212,540,840
# of portfolio holdings	281
Portfolio turnover rate	29%
Total advisory fees paid	$797,957

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	29.8
Asset-backed securities	21.0
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	15.6
Yankee corporate bonds and notes	11.9
Investment companies	1.2
Agency securities	1.2
Yankee government bonds	1.0
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8-31-2026	8.0
U.S. Treasury Notes, 4.25%, 11-30-2026	3.2
U.S. Treasury Notes, 4.13%, 10-31-2026	2.1
U.S. Treasury Notes, 4.25%, 1-31-2026	1.7
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.86%, 2-15-2039	1.6
U.S. Treasury Notes, 5.00%, 9-30-2025	1.5
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10-25-2045	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 5.96%, 2-15-2039	1.2
OPG Trust Series 2021-PORT Class A, 4.91%, 10-15-2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.1